Loans - Activity in Related Party Loans (Detail)	12 Months Ended
Dec. 31, 2016 USD ($)
Receivables [Abstract]
Balance outstanding at December 31, 2015	$ 2,396,191
Principal additions	155,000
Principal reductions	(2,230,765)
Balance outstanding at December 31, 2016	$ 320,426